NON-CONTROLLING INTEREST (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Non controlling Interests [Line Items]
Current assets	$ 161,490	$ 82,611
Non-current assets	483,679	539,488
Current liabilities	(100,343)	(117,901)
Non-current liabilities	(225,191)	(250,179)
Equity attributable to owners of the Company	319,635	212,237
Equity	319,635	254,019	$ 251,938	$ 292,503
Revenue	455,839	210,682	272,292
Administrative expense	(36,089)	(21,435)	(23,902)
Interest received	201	467	1,882
Interest expense	(12,298)	(15,106)	(8,052)
Tax expense	(118)	189	(400)
Loss attributable to the owners of the Company, representing total comprehensive loss for the year	118,925	(38,795)	(43,487)
Loss attributable to the non-controlling interests, representing total comprehensive loss for the year	10,557	(2,305)	0
Loss for the year, representing total comprehensive loss for the year	129,482	(41,100)	(43,487)
Net cash inflow from operating activities	204,852	70,384	(55,587)
Net cash inflow (outflow) from financing activities	(139,076)	(41,983)	19,373
Net increase (decrease) in cash and cash equivalents	66,842	5,842	(1,048)
Balance at 1 January	41,782
Non-controlling interest arising on the acquisition of IVS Bulk Pte. Ltd. (Note 39.1)		44,087
Acquisition of the non-controlling interest of IVS Bulk Pte. Ltd. (Note 39.1)	(46,634)	44,087
Balance at 31 December	0	41,782
IVS Bulk Pte Ltd [Member]
Disclosure Of Detailed Information About Non controlling Interests [Line Items]
Current assets		11,000
Non-current assets		252,447
Current liabilities		(15,428)
Non-current liabilities		(104,264)
Equity attributable to owners of the Company		98,990
Non-controlling interests		44,765
Equity		143,755
Revenue		27,620
Cost of sales		30,050
Gross loss		(2,430)
Administrative expense		(968)
Interest received		28
Interest expense		(4,568)
Tax expense		(11)
Loss attributable to the owners of the Company, representing total comprehensive loss for the year		(5,312)
Loss attributable to the non-controlling interests, representing total comprehensive loss for the year		(2,637)
Loss for the year, representing total comprehensive loss for the year		(7,949)
Net cash inflow from operating activities		424
Net cash inflow (outflow) from financing activities		(6,830)
Net increase (decrease) in cash and cash equivalents		(6,406)
Balance at 1 January	41,782	0
Non-controlling interest arising on the acquisition of IVS Bulk Pte. Ltd. (Note 39.1)		44,087
Acquisition of the non-controlling interest of IVS Bulk Pte. Ltd. (Note 39.1)	(52,339)
Share of profit (loss) for the year	10,557	(2,637)
Adjustments		332
Balance at 31 December	$ 0	$ 41,782	$ 0